Artisan Value Fund Expense Example - Artisan Value Fund	Sep. 30, 2024 USD ($)
Investor
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 101
Expense Example, with Redemption, 3 Years	339
Expense Example, with Redemption, 5 Years	596
Expense Example, with Redemption, 10 Years	1,330
Advisor
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	533
Expense Example, with Redemption, 10 Years	1,193
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	272
Expense Example, with Redemption, 5 Years	475
Expense Example, with Redemption, 10 Years	$ 1,059